Short-Term Bank Loans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Collateralized bank loans JPY (¥)	Mar. 31, 2012 Unsecured bank loans USD ($)	Mar. 31, 2012 Unsecured bank loans JPY (¥)	Mar. 31, 2011 Unsecured bank loans JPY (¥)
Short-term Debt [Line Items]
Short-term bank loans	$ 70,137	¥ 5,780,000	¥ 6,152,000	¥ 500,000	$ 70,137	¥ 5,780,000	¥ 5,652,000